Additional Financial Information - Summary of Composition of the Company's Other Assets (Parenthetical) (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Other Assets [Line Items]
Unamortized discounts on Long Term Non Interest Bearing Receivables		$ 3.5	$ 1.8
Unamortized Discounts on Contract Assets		0.5	0.5
Operating lease right of use assets obtained in exchange for operating lease liability		11.3	51.1	$ 20.3
Operating Lease, Right-of-Use Asset	$ 318.8	116.8	126.0
Operating lease liability current		37.7	31.4
Operating lease liability non current		$ 96.4	$ 112.7
Other Noncurrent Assets [Member] | Extended Certain Properties And Entered Into New Operating Leases [Member]
Schedule Of Other Assets [Line Items]
Operating lease right of use assets obtained in exchange for operating lease liability	211.9
Other Noncurrent Assets [Member] | E One [Member]
Schedule Of Other Assets [Line Items]
Operating Lease, Right-of-Use Asset	21.3
Other Accrued Liabilities Non Current [Member] | Extended Certain Properties And Entered Into New Operating Leases [Member]
Schedule Of Other Assets [Line Items]
Decrease in operating lease liabiltiy non current	1.3
Other Accrued Liabilities Non Current [Member] | E One [Member]
Schedule Of Other Assets [Line Items]
Operating lease liability current	6.9
Other Noncurrent Liabilities [Member] | Extended Certain Properties And Entered Into New Operating Leases [Member]
Schedule Of Other Assets [Line Items]
Increase in operating lease liabiltiy non current	213.2
Other Noncurrent Liabilities [Member] | E One [Member]
Schedule Of Other Assets [Line Items]
Operating lease liability non current	$ 17.3